Events After The Date of The Statement of Financial Position (Details)		1 Months Ended			12 Months Ended
	Aug. 13, 2021 shares	Apr. 19, 2022	Mar. 31, 2022 USD ($) shares	Mar. 17, 2022 USD ($)	Dec. 31, 2021 PEN (S/) shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 S/ / shares shares
Events After The Date of The Statement of Financial Position (Details) [Line Items]
Convertible bonds (in Shares) | shares	89,970				11,000	11,000
per value of convertible bonds (in Dollars per share) | $ / shares						$ 1,000
Principal amount equivalent						$ 11,000,000
Convertible bonds issued						$ 79,000,000
Joint agreement, description		According to the signed minutes, the deadline for negotiations between the Ministry of Agriculture and Irrigation and the Chavimochic concessionaire is 60 working days, and this deadline may be extended 30 working days for the signing of the addendum to the contract, which will allow the concessionaire to finish the Palo Redondo dam, which is currently 70% complete.
Minimum [Member]
Events After The Date of The Statement of Financial Position (Details) [Line Items]
Per value of nominal value (in Nuevos Soles) | S/					S/ 871,917,855
Maximum [Member]
Events After The Date of The Statement of Financial Position (Details) [Line Items]
Per value of nominal value (in Nuevos Soles) | S/					S/ 909,718,928
Events After Reporting Period [Member]
Events After The Date of The Statement of Financial Position (Details) [Line Items]
Principal amount equivalent			$ 78,970,000
New Common shares issued (in Shares) | shares							37,801,073
Par value per shares (in Nuevos Soles per share) | S/ / shares							S/ 1
Convertible bonds (in Shares) | shares			78,970
Debt description			As a consequence, we issued provisional certificates for 287,261,051 new common shares. Therefore, our capital stock has increased from S/909,718,928 to S/1,196,979,979. After this last conversion of the convertible bonds, the bonds have been fully cancelled.
Bridge loan				$ 120,000,000